CMFG LIFE INSURANCE COMPANY
CMFG VARIABLE ANNUITY ACCOUNT

SUPPLEMENT DATED JANUARY 1, 2018 TO

MEMBERS® VARIABLE ANNUITY
MEMBERS® VARIABLE ANNUITY III
MEMBERS® VARIABLE UNIVERSAL LIFE I
PROSPECTUSES DATED MAY 1, 2017, AS SUPPLEMENTED

MEMBERS® VARIABLE ANNUITY II
PROSPECTUS DATED MAY 1, 2014, AS SUPPLEMENTED

MEMBERS® CHOICE VARIABLE ANNUITY
MEMBERS® VARIABLE UNIVERSAL LIFE II
PROSPECTUS DATED MAY 1, 2010, AS SUPPLEMENTED

ULTRA VERS-ALL LIFE
PROSPECTUS DATED MAY 1, 2008

This supplement updates the prospectuses for the variable annuity and variable life contracts listed above, and contains information that you should read and maintain for future reference.

Effective January 1, 2018, we will be closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. We are closed on the day itself if those days fall Monday through Friday, the day immediately preceding if those days fall on a Saturday, and the day immediately following if those days fall on a Sunday.

If you have any questions, please call us at 1-800-798-5500 or write us at 2000 Heritage Way, Waverly, Iowa 50677.